Property and Equipment - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 22,399	$ 22,971	$ 92,598	$ 89,782
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 10,828		$ 18,462